INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December 31, 2020	1,248	441	782	2,471
Additions	19,495	1,720	488	21,703
Foreign exchange	(458)	(5)	(21)	(484)
At December 31, 2021	20,285	2,156	1,249	23,690
Additions	—	203	—	203
Reduction of deferred consideration	(4,639)	—	—	(4,639)
Write-down of intangible asset	—	—	(345)	(345)
Foreign exchange	(1,593)	262	(86)	(1,417)
At December 31, 2022	14,053	2,621	818	17,492

Accumulated Amortization
Balance at December 31, 2020	506	—	257	763
Depreciation	473	—	97	570
Foreign exchange	4	—	—	4
At December 31, 2021	983	—	354	1,337
Depreciation	1,954	3	94	2,051
Foreign exchange	(142)	—	(27)	(169)
At December 31, 2022	2,795	3	421	3,219

Carrying Value
At December 31, 2021	19,302	2,156	895	22,353
At December 31, 2022	11,258	2,618	397	14,273

a)	On June 10, 2015, the Company entered into a compensation for services agreement with a customer to formalize compensation for the services provided in the development of the Vicinity bus. On September 29, 2017, the Company entered into a new agreement and terminated the prior service agreement. Under the new agreement, the previously accrued royalty payable to the customer and all future royalty payments are removed in exchange for the delivery of up to 8 buses over the next 8 years without payment to the Company. The new agreement is an intangible asset as it represents the acquisition of the customer’s interest in the intellectual property of the Vicinity Bus represented by the royalty. The intangible asset is being amortized over an 8-year period representing the useful life of the intellectual property related to the Vicinity bus.